Finance Lease Liabilities (Details) - Schedule of Minimum Lease Payments Under Finance Lease Agreements - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finance Lease Liabilities (Details) - Schedule of Minimum Lease Payments Under Finance Lease Agreements [Line Items]
Less: Finance charges	$ (34,742)	$ (45,276)
Present value of finance lease liabilities, net	327,593	631,686
Within 1 year [Member]
Finance Lease Liabilities (Details) - Schedule of Minimum Lease Payments Under Finance Lease Agreements [Line Items]
Finance lease payments	126,042	423,514
After 1 year but within 5 years [Member]
Finance Lease Liabilities (Details) - Schedule of Minimum Lease Payments Under Finance Lease Agreements [Line Items]
Finance lease payments	$ 236,293	$ 253,448